MANAGEMENT OF CAPITAL	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Management Of Capital
MANAGEMENT OF CAPITAL

18.	MANAGEMENT OF CAPITAL

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to pursue the development of their technology. The Company considers the items in shareholders’ equity as capital. There has been no change to what the Company considers capital from the prior year. The Company does not have any externally imposed capital requirements to which it is subject to.

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may issue Subordinate Voting Shares, dispose of assets or adjust the amount of cash. There has been no change to how capital is managed from the prior year.

18. MANAGEMENT OF CAPITAL

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to pursue the development of their technology. The Company considers the items in shareholders’ equity as capital. There has been no change to what the Company considers capital from the prior year. The Company does not have any externally imposed capital requirements to which it is subject to.

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may issue Subordinate Voting Shares, dispose of assets or adjust the amount of cash. There has been no change to how capital is managed from the prior year.

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)